Investments in Affiliated Companies (Summarized Combined Financial Information Provided by Equity Investees) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 355,320	¥ 404,658
Noncurrent assets	608,626	868,455
Current liabilities	188,905	273,067
Noncurrent liabilities and noncontrolling interests	584,714	768,007
Net revenues	390,457	468,933	¥ 387,229
Operating income	53,920	56,729	37,800
Net income attributable to controlling interests	¥ 5,539	¥ 27,301	¥ 11,529
Minimum
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity investees	20.00%	20.00%	20.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity investees	50.00%	50.00%	50.00%